Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company grants equity awards under its 2026 Incentive Award Plan (the “2026 Plan”) or pursuant to inducement awards as described in greater detail below. The Company does not time the grant of equity awards in relation to the release of material nonpublic information. The Compensation Committee, which administers the 2026 Plan and reviews proposed grants by Management, generally recommends to the Board that equity grants should be approved. The Board approves equity grants. The Company does not have a practice of timing the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
During the fiscal year ended December 31, 2025, the Company did not time the disclosure of material nonpublic information to affect the value of any equity awards.

Award Timing Method
The Company grants equity awards under its 2026 Incentive Award Plan (the “2026 Plan”) or pursuant to inducement awards as described in greater detail below. The Company does not time the grant of equity awards in relation to the release of material nonpublic information. The Compensation Committee, which administers the 2026 Plan and reviews proposed grants by Management, generally recommends to the Board that equity grants should be approved. The Board approves equity grants. The Company does not have a practice of timing the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
During the fiscal year ended December 31, 2025, the Company did not time the disclosure of material nonpublic information to affect the value of any equity awards.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company does not have a practice of timing the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false